Accrued Liabilities - Components of Accrued Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accrued Liabilities Current [Abstract]
Employee-related liabilities	$ 87	$ 87
Customer-related liabilities	40	37
Deferred revenue	33	33
Restructuring liabilities	14	13
Other	65	67
Total accrued liabilities	$ 239	$ 237